INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of June 30, 2022 and December 31, 2021:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Cost	$906	$1,012
Accumulated amortization	(38)	(48)
Total intangible assets	$868	$964

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2022 and the year ended December 31, 2021:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Balance, beginning of period	$964	$982
Acquisitions	3	6
Amortization	(3)	(14)
Foreign currency translation	(96)	(10)
Balance, end of period	$868	$964